SHARE-BASED PAYMENT ARRANGEMENTS - Summary of Fair Value of Compensation Costs (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
2021 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at measurement date (NT$ in dollars)		$ 1,090
Residual life		1 year
Risk-free interest rate		1.37%
2021 Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility		25.61%
2021 Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility		30.78%
2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at measurement date (NT$ in dollars)	$ 1,510	$ 1,090
Residual life	1 year
Risk-free interest rate	1.20%	1.41%
2022 Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	23.67%	25.61%
Residual life		1 year
2022 Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	30.35%	30.78%
Residual life		2 years
2023 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at measurement date (NT$ in dollars)	$ 1,510	$ 1,090
Risk-free interest rate	1.22%	1.45%
2023 Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	23.67%	25.61%
Residual life	1 year	1 year
2023 Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	30.35%	30.78%
Residual life	2 years	3 years